Other Income and Other Expense - Major Expense Classifications Comprising of Other Expense Line Item in Income Statement (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Advertising	$ 639,684	$ 649,612	$ 783,303
Office Supplies	975,428	1,008,541	702,705
Legal and Audit Fees	560,594	515,273	497,986
FDIC and State Assessment	350,502	417,047	702,705
Telephone Expense	520,081	529,747	446,628
Postage and Freight	566,723	544,722	499,611
Loan Collection Expense	287,921	471,779	380,093
Other Losses	243,461	463,415	445,792
Debit Card/ATM expense	470,606	413,058	378,748
Travel and Convention	207,007	254,594	254,229
Other expenses	2,582,622	2,802,677	2,582,683
Total Other Expense	$ 7,404,629	$ 8,070,465	$ 7,674,483